Related Parties (Details) - Schedule of asset balances - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Receivable - funds held by related party	$ 33	$ 14
Prepaid expenses	207	255
Liabilities:
Account payables	16	13
Accrued bonuses	450
INX Token liability	11,429	1,008
INX Token warrant liability	2,177	43
Convertible loans	$ 52	$ 50